NORTHERN LIGHTS FUND TRUST III

February 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust III – Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund, Good Harbor Tactical Core Emerging Markets Fund, Good Harbor Tactical Currency Strategy Fund.

Post Effective Amendment No. 157 to the Registration Statement on Form N-1A

(File No. 333-178833, CIK No. 0001537140)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund, Good Harbor Tactical Core Emerging Markets Fund, and Good Harbor Tactical Currency Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 157 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 28, 2015 (SEC Accession No. 0001580642-15-000399).

  Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Eric Kane

Eric Kane

Secretary

cc: JoAnn M. Strasser, Esq.